Net finance expense - Net Finance Expense Recognized Directly in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency translation differences for foreign operations	$ 448	$ 170	$ (429)
Other comprehensive income, net of tax	995	748	1,136
Translation Reserve and Hedging Reserve
Other comprehensive income, net of tax	448	170	(429)
Translation reserve
Other comprehensive income, net of tax	$ 448	$ 170	$ (429)